Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue
Schedule of revenue recognition

DKK thousand	2017	2016	2015
Sanofi-Aventis Deutschland GmbH	69,603	208,692	136,600
Boehringer Ingelheim International GmbH	29,750	0	22,379
Helsinn Healthcare S.A.	0	112	112
Protagonist Therapeutics, Inc.	1,662	1,636	0

Total license and milestone revenue	101,015	210,440	159,091

Sanofi-Aventis Deutschland GmbH	38,760	24,338	28,586

Total royalty revenue	38,760	24,338	28,586

Total revenue	139,775	234,778	187,677